EATON VANCE MANAGEMENT
24 Federal Street
 Boston, MA 02110




					       February 29, 1996
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	Eaton Vance Municipal Bond Fund L.P.
	1933 Act File No. 2-60210
	1940 Act File no. 811-2778

		In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Municipal Bond Fund L.P. hereby files its Rule 24f-2 Notice.
		This Rule 24f-2 Notice is being filed for the fiscal year ended December 31, 1995 ("Fiscal Year").
		No shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.
		 No shares of the Fund, were registered during the Fiscal Year, pursuant to Rule 24e-2.
		570,259 shares of the Fund, with an aggregate sales price of $5,610,100, were sold during the Fiscal Year in reliance upon the Declaration of the Fund pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2
Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Fund.
		333,841 shares of the Fund, with an aggregate sales price of $3,252,067, were issued during the Fiscal Year in connection with the Fund's dividend reinvestment plan.
		For the Fiscal Year, the Fund sold an aggregate of 904,100 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $8,862,167.
		In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Year were less than and were deducted from registrant's balance of definitively registered shares.

Rule 24f-2 Notice for                          Page 2
Eaton Vance Municipal Bond Fund L.P.
1933 Act File No. 2-60210
1940 Act File no. 811-2778


Aggregate Sale Price for Shares                         $  5,610,100
Sold During Fiscal Year Pursuant to
Rule 24f-2.

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.                          3,252,067

Aggregate Price of Shares Sold                          $  8,862,167

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year.                                       $ 12,401,979


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Fund Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940               $          0

Equals                                               $  (3,539,812)


	Any questions regarding the matter should by addressed to Hadi Mezher, Eaton Vance Management, 24 Federal Street, Boston,
Massachusetts  02110.


					  Sincerely,

					 Eaton Vance Management

					/s/ M. Katherine Kreider
					 M. Katherine Kreider
					  Assistant Treasurer
Enclosures  (Opinion of Counsel)